Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before income taxes	₩ 4,753,871	₩ 4,911,508	₩ 4,466,610
Non-cash items included in profit before tax	(6,265,783)	(5,499,341)	(5,531,693)
Changes in operating assets and liabilities	11,096,326	544,938	12,618,248
Net interest paid	(5,267,781)	(5,793,865)	(5,058,596)
Dividend received from subsidiaries	80,728	35,716	63,826
Income tax refunds	1,184,910	1,130,148	850,696
Net cash provided by (used in) operating activities	(4,409,317)	7,179,046	(6,320,196)
Cash flows from investing activities
Other, net	11,233	(264,585)	(311,744)
Net cash provided by (used in) investing activities	(3,025,926)	(22,687,867)	(5,512,585)
Cash flows from financing activities
Issuance of convertible preferred shares	0	747,791	0
Issuance of hybrid bonds	448,698	199,476	1,107,838
Net changes in borrowings	7,465,106	5,017,269	1,772,203
Issuance of debt securities issued	21,480,455	31,083,390	26,487,712
Repayments of debt securities issued	(21,508,827)	(19,881,717)	(14,689,246)
Dividends paid	(968,847)	(830,772)	(714,705)
Acquisition of treasury stock	(150,182)	(444,077)	(151,993)
Redemption of lease liabilities	(781,867)	(269,362)	0
Net cash provided by (used in) financing activities	7,880,569	15,878,811	13,806,527
Net increase (decrease) in cash and cash equivalents	383,808	399,418	1,943,106
Cash and cash equivalents at beginning of year	8,579,174	8,179,756	6,236,650
Cash and cash equivalents at end of year	8,962,982	8,579,174	8,179,756
Parent Company only
Cash flows from operating activities
Profit before income taxes	1,277,509	1,131,095	1,236,354
Non-cash items included in profit before tax	(1,313,967)	(1,164,022)	(1,251,379)
Changes in operating assets and liabilities	(1,272,738)	1,475,702	(1,671,189)
Net interest paid	(165,570)	(154,765)	(153,926)
Dividend received from subsidiaries	1,386,843	1,320,944	1,407,674
Income tax refunds	0	(194)	0
Net cash provided by (used in) operating activities	(87,923)	2,608,760	(432,466)
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	(1,073,657)	(575,936)	(412,630)
Acquisition of subsidiary	(73,335)	(2,977,196)	(42,273)
Other, net	(100,875)	(660)	(231,281)
Net cash provided by (used in) investing activities	(1,247,867)	(3,553,792)	(686,184)
Cash flows from financing activities
Issuance of common stocks	1,154,347	0	0
Issuance of convertible preferred shares	0	747,791	0
Issuance of hybrid bonds	448,699	199,476	1,107,838
Net changes in borrowings	0	(125,000)	120,000
Issuance of debt securities issued	2,240,581	3,194,764	2,396,138
Repayments of debt securities issued	(1,384,000)	(1,844,000)	(1,590,000)
Dividends paid	(968,847)	(830,772)	(714,705)
Acquisition of treasury stock	(150,448)	(444,077)	(151,993)
Disposition of and incineration cost of treasury stock	(3,033)	0	0
Redemption of lease liabilities	(1,673)	(1,614)	0
Net cash provided by (used in) financing activities	1,335,626	896,568	1,167,278
Net increase (decrease) in cash and cash equivalents	(164)	(48,464)	48,628
Cash and cash equivalents at beginning of year	164	48,628	0
Cash and cash equivalents at end of year	₩ 0	₩ 164	₩ 48,628